Revenue - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percentage of proceeds from points sold		50.00%
Percentage of increase in reimbursable revenue	100.00%
Performance Guarantees [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Maximum exposure to credit risk	$ 67	$ 77